INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Acquired intangible assets, not yet paid	$ 0	$ 17